STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Preferred Stock HORIZON SPACE ACQUISITION II CORP	Ordinary Shares HORIZON SPACE ACQUISITION II CORP	Additional Paid-in Capital [Member] HORIZON SPACE ACQUISITION II CORP	Subscription Receivable HORIZON SPACE ACQUISITION II CORP	Retained Earnings [Member] HORIZON SPACE ACQUISITION II CORP	Retained Earnings [Member]	HORIZON SPACE ACQUISITION II CORP	Total
Balance, shares at Dec. 31, 2023			1,725,000
Balance, beginning at Dec. 31, 2023		$ 0	$ 173	$ 24,827	$ (25,000)	$ (4,255)		$ (4,255)
Received proceed from subscription receivable		0	$ 0	0	25,000	0		25,000
Sale of public units through public offering, including over-allotment, shares			6,900,000
Sale of public units through public offering, including over-allotment, amount		0	$ 690	68,999,310	0	0		69,000,000
Sale of private placement units*, shares	[1]		200,000
Sale of private placement units*, amount	[1]	0	$ 20	1,999,980	0	0		2,000,000
Sale of private placement units, over-allotment*, shares	[1]		13,500
Sale of private placement units, over-allotment*, amount	[1]	0	$ 1	134,999	0	0		135,000
Issuance of representative shares, shares			241,500
Issuance of representative shares, amount			$ 24	341,578	0	0		341,602
Underwriters' discount		0	0	(1,035,000)	0	0		(1,035,000)
Other offering expenses		0	$ 0	(809,819)	0	0		(809,819)
Reclassification of ordinary shares subject to redemption, shares			(6,900,000)
Reclassification of ordinary shares subject to redemption, amount		0	$ (690)	(68,095,410)	0	0		(68,096,100)
Allocation of offering costs to ordinary shares subject to redemption		0	0	1,806,783	0	0		1,806,783
Accretion of carrying value to redemption value		0	0	(2,710,683)	0	0		(2,710,683)
Subsequent accretion of carrying value to redemption value		0	0	(344,530)	0	0		(344,530)
Net income		0	0	0	0	142,877		142,877
Balance, ending at Dec. 31, 2024		0	$ 218	312,035	0	138,622		450,875
Balance, shares at Dec. 31, 2024			2,180,000
Accretion of carrying value to redemption value		0	$ 0	(312,035)		(414,036)		(726,071)
Balance, ending at Mar. 31, 2025		0	$ 218	0		197,178		197,396
Balance, shares at Mar. 31, 2025			2,180,000
Balance, shares at Dec. 31, 2024			2,180,000
Balance, beginning at Dec. 31, 2024		0	$ 218	312,035	0	138,622		450,875
Allocation of offering costs to ordinary shares subject to redemption								0
Accretion of carrying value to redemption value		0	0	(312,035)	0	(3,267,495)		(3,579,530)
Net income		0	0	0	0	1,809,006		1,809,006
Balance, ending at Dec. 31, 2025		0	$ 218	0	$ 0	(1,319,867)	$ (15,671)	(1,319,649)	$ (15,670)
Balance, shares at Dec. 31, 2025			2,180,000
Accretion of carrying value to redemption value		0	$ 0	0		(435,783)		(435,783)
Balance, ending at Mar. 31, 2026		$ 0	$ 218	$ 0		$ (1,784,772)		$ (1,784,554)
Balance, shares at Mar. 31, 2026			2,180,000

[1]	As of the date of the issuance of these financial statements, 213,500 private placement units (Note 4) have not been separated into their relevant components